Subsequent Event (Tables)	12 Months Ended
Jan. 31, 2013
Subsequent Events [Abstract]
Schedule of Dividends Payable [Table Text Block]
For fiscal 2014, the annual dividend will be paid in four quarterly installments of $0.47 per share, according to the following record and payable dates:

Record Date	Payable Date
March 12, 2013	April 1, 2013
May 10, 2013	June 3, 2013
August 9, 2013	September 3, 2013
December 6, 2013	January 2, 2014